American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2020

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.6%
Inflation-Adjusted Bond Fund G Class	3,235,888	38,733,582
NT Diversified Bond Fund G Class	22,145,798	251,133,353
NT High Income Fund G Class	4,923,930	41,705,685
Short Duration Inflation Protection Bond Fund G Class	8,650,208	88,751,130
		420,323,750
Domestic Equity Funds — 33.9%
NT Disciplined Growth Fund G Class	2,628,418	33,801,455
NT Equity Growth Fund G Class	4,522,457	45,134,119
NT Growth Fund G Class	2,982,765	49,991,146
NT Heritage Fund G Class	2,148,265	23,738,328
NT Large Company Value Fund G Class	10,693,299	104,687,393
NT Mid Cap Value Fund G Class	4,601,015	48,172,629
Small Cap Growth Fund G Class	708,288	12,430,450
Small Cap Value Fund G Class	2,011,525	12,089,264
Sustainable Equity Fund G Class	2,754,019	81,574,053
		411,618,837
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	1,472,343	14,001,979
Global Bond Fund G Class	9,758,416	98,852,758
International Bond Fund G Class(2)	2,195,166	28,273,743
		141,128,480
International Equity Funds — 10.2%
NT Global Real Estate Fund G Class	1,272,684	11,657,782
NT International Growth Fund G Class	4,885,504	49,685,574
NT International Small-Mid Cap Fund G Class	646,876	5,970,666
NT International Value Fund G Class	7,536,487	55,996,096
		123,310,118
Money Market Funds — 9.7%
U.S. Government Money Market Fund G Class	117,318,976	117,318,976
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,125,967,459)		1,213,700,161
OTHER ASSETS AND LIABILITIES†		1,277
TOTAL NET ASSETS — 100.0%		$1,213,701,438

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$46,040	$1,104	$9,472	$1,062	$38,734	3,236	$42	$875
NT Diversified Bond Fund	307,562	30,859	95,837	8,549	251,133	22,146	3,310	6,065
NT High Income Fund	51,410	4,096	8,420	(5,380)	41,706	4,924	(307)	2,288
Short Duration Inflation Protection Bond Fund	107,144	5,886	23,218	(1,061)	88,751	8,650	(331)	2,306
NT Disciplined Growth Fund	26,194	17,518	10,725	814	33,801	2,628	(250)	2,339
NT Equity Growth Fund	120,641	17,536	55,986	(37,057)	45,134	4,522	25,435	13,173
NT Growth Fund	77,800	12,999	29,867	(10,941)	49,991	2,983	8,211	8,401
NT Heritage Fund	28,593	6,523	6,500	(4,878)	23,738	2,148	513	3,765
NT Large Company Value Fund	136,859	18,676	33,060	(17,788)	104,687	10,693	2,634	5,883
NT Mid Cap Value Fund	61,463	7,199	12,523	(7,966)	48,173	4,601	1,653	991
Small Cap Growth Fund	—	15,876	2,788	(658)	12,430	708	(145)	688
Small Cap Value Fund	—	16,062	778	(3,195)	12,089	2,012	(16)	336
Sustainable Equity Fund	—	107,730	23,485	(2,671)	81,574	2,754	(986)	1,192
Emerging Markets Debt Fund	17,290	1,281	3,306	(1,263)	14,002	1,472	(2)	585
Global Bond Fund	119,898	8,087	25,744	(3,388)	98,853	9,758	740	3,395
International Bond Fund(3)	33,656	1,326	5,813	(895)	28,274	2,195	390	—
NT Global Real Estate Fund	15,318	1,873	3,649	(1,884)	11,658	1,273	297	766
NT International Growth Fund	62,773	5,265	14,132	(4,220)	49,686	4,886	2,270	1,583
NT International Small-Mid Cap Fund	7,216	756	1,512	(489)	5,971	647	(8)	228
NT International Value Fund	70,087	11,312	17,303	(8,100)	55,996	7,536	(2,108)	3,212
U.S. Government Money Market Fund	151,824	7,315	41,820	—	117,319	117,319	—	1,767
NT Core Equity Plus Fund	40,374	1,525	28,180	(13,719)	—	—	11,909	1,439
NT Small Company Fund	29,233	1,270	26,852	(3,651)	—	—	4,119	246
	$1,511,375	$302,074	$480,970	$(118,779)	$1,213,700	217,091	$57,370	$61,523

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.